INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of components of intangible assets
The components of intangible assets at December 31 were as follows:

	2019
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,416	$13,540	$1,876
Licenses	52,517	48,912	3,605
Intellectual property	27,824	22,326	5,498
Customer relationships	116,576	69,883	46,693
Brand	14,613	3,727	10,886
In-process research and development	10,274	8,760	1,514
	$237,220	$167,148	$70,072

	2018
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,163	$13,328	$1,835
Licenses	50,740	49,112	1,628
Intellectual property	28,277	18,671	9,606
Customer relationships	118,741	61,993	56,748
Brand	14,854	2,536	12,318
In-process research and development	10,521	7,766	2,755
	$238,296	$153,406	$84,890

Schedule of estimated annual amortization expense	Estimated annual amortization expense for the next 5 years ended December 31 are as follows:

2020	13,590
2021	9,360
2022	8,311
2023	8,009
2024	7,960